Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 23,739,661	$ 13,978,454
Subsequent collection	$ 4,018,096
Percentage of subsequent collection	16.90%
Less: Allowance for accounts receivable	$ (2,469,626)	(1,595,831)	$ (741,753)
Accounts receivable, net	21,270,035	$ 12,382,623
Less than half year [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	14,017,391
Subsequent collection	$ 1,063,781
Percentage of subsequent collection	7.60%
half year to 1 year [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 8,220,210
Subsequent collection	$ 2,193,400
Percentage of subsequent collection	26.70%
1 year to 1.5 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 697,611
Subsequent collection	$ 124,163
Percentage of subsequent collection	17.80%
1.5 years to 2 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 636,752
Subsequent collection	$ 636,752
Percentage of subsequent collection	100.00%
2 years to 2.5 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 0
Subsequent collection	$ 0
Percentage of subsequent collection	0.00%
2.5 year to 3 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 0
Subsequent collection	$ 0
Percentage of subsequent collection	0.00%
over 3 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 167,697
Subsequent collection	$ 0
Percentage of subsequent collection	0.00%